Debt - Related Party Interest Expense Concerning Bridge Loan (Detail) (Bridge Loan [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Interest expense related party	$ 204,110	$ 250,556
Orbimed Private Investments III, LP [Member]
Short-term Debt [Line Items]
Interest expense related party	63,955	78,411
Global Life Science Ventures Funds [Member]
Short-term Debt [Line Items]
Interest expense related party	57,709	70,131
Gilde Europe Food & Agribusiness Fund B.V [Member]
Short-term Debt [Line Items]
Interest expense related party	54,158	67,083
Forbion B.V [Member]
Short-term Debt [Line Items]
Interest expense related party	$ 28,288	$ 34,930